Intangible Assets (Details Textual)	1 Months Ended
Jul. 02, 2018
Intangible Assets (Textual)
Description of intellectual property purchase	Safe-T completed the purchase of the intellectual property of CyKick Labs Ltd. (hereinafter "CyKick") and the assumption of a royalty liability to the IIA, in consideration of $236 thousand, allocated on a relative basis to the purchased technology ($308 thousand) and IIA liability ($72 thousand).